EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
EMPLOYEE BENEFITS

21. EMPLOYEE BENEFITS

Employee benefits are recognized in general and administrative expense in the consolidated statements of profit or loss and comprehensive loss, and for the years ended December 31, 2023, 2022 and 2021, consisted of the following:

	2023	2022	2021

Short-term employee benefits	$2,961,866	$2,126,750	$3,019,824
Severances	17,506	247,860	22,329
Total	$2,979,372	$2,374,610	$3,042,153